Note 8 - Commitments (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) ft²	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)
Area of Real Estate Property (Square Foot) | ft²	8,400		8,400
Operating Leases, Rent Expense, Total	$ 41,539	$ 40,316	$ 161,673	$ 156,939
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	124,616
Lessee, Operating Lease, Liability, Payments, Due Year Two	171,213		171,213
Lessee, Operating Lease, Liability, Payments, Due Year Three	176,356		176,356
Unrecorded Unconditional Purchase Obligation, Total	$ 539,000		$ 294,000